Capital increase	6 Months Ended
Jun. 30, 2021
Capital increase
Capital increase

Capital increase

On June 30, 2021, Galapagos NV’s share capital was represented by 65,522,521 shares. All shares were issued, fully paid up and of the same class. The below table summarizes our capital increases for the period ended June 30, 2021.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription rights	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2021	65,411,767	€291,312	€2,727,840	€3,019,153

March 19, 2021 : exercise of subscription rights	99,814	540	1,718	2,258	22.62	68.48

June 7, 2021 : exercise of subscription rights	10,940	59	266	325	29.73	61.78

On June 30, 2021	65,522,521	€291,912	€2,729,824	€3,021,736